COLUMBIA FUNDS SERIES TRUST

Columbia Marsico 21st Century Fund

Columbia Marsico Global Fund

(each a “Fund”, collectively the “Funds”)

Supplement dated October 21, 2011 to the

Statement of Additional Information dated August 1, 2011

The section entitled “Marsico Portfolio Managers” is revised as follows:

1.	All references to Corydon Gilchrist as Portfolio Manager of the Funds are deleted.

2.	The following is added to the table under the heading “Marsico Portfolio Managers”:

Portfolio Manager	Fund
Brandon Geisler	Marsico 21st Century Fund

3.	The table under the heading “Marsico Portfolio Manager(s) Information” is revised as follows regarding Columbia Marsico 21st Century Fund:

		Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)			Dollar Range of Equity Securities in the Fund Beneficially Owned
Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts
Marsico 21st Century Fund	Brandon Geisler[a]	None	None	None	None
a.	Account information provided as of September 30, 2011.

Shareholders should retain this Supplement for future reference.

C-6518-4 A (10/11)